General Information - Summary of Detailed Information about Businesses and Intragroup Relationships of Group (Details) (Detail)	6 Months Ended
Jun. 30, 2020
ASLAN Pharmaceuticals Limited Cayman Islands
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals Limited
Place of Incorporation	Cayman Islands
Date of Incorporation	2014-06
Main Business	Investment holding
ASLAN Pharmaceuticals Pte Ltd Singapore
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals Pte. Ltd.
Place of Incorporation	Singapore
Date of Incorporation	2010-04
Main Business	New drug research and development
ASLAN Pharmaceuticals Taiwan Limited
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals Taiwan Limited
Place of Incorporation	Taiwan
Date of Incorporation	2013-11
Main Business	New drug research and development
ASLAN Pharmaceuticals Australia Pty Ltd
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals Australia Pty Ltd.
Place of Incorporation	Australia
Date of Incorporation	2014-07
Main Business	New drug research and development
ASLAN Pharmaceuticals Hong Kong Limited
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals Hong Kong Limited
Place of Incorporation	Hong Kong
Date of Incorporation	2015-07
Main Business	New drug research and development
ASLAN Pharmaceuticals Shanghai Co Ltd
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals (Shanghai) Co. Ltd.
Place of Incorporation	China
Date of Incorporation	2016-05
Main Business	New drug research and development
ASLAN Pharmaceuticals USA Inc
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals (USA) Inc.
Place of Incorporation	United States of America
Date of Incorporation	2018-10
Main Business	New drug research and development
Jaguahr Therapeutics Pte. Ltd.
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	Jaguahr Therapeutics Pte. Ltd.
Place of Incorporation	Singapore
Date of Incorporation	2019-08
Main Business	New drug research and development